OPERATING EXPENSES (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2023
Operating Expenses
Schedule of operating expenses

	Three months ended June 30,		Nine months ended June 30,
	2024	2023	2024	2023
Professional fees	$14,874,793	$5,250,063	$45,558,985	$51,884,123
Advertising and promotions	2,552,524	985,763	16,188,946	4,746,032
Settlements and penalties	6,116,450	2,327,286	14,777,522	8,592,635
Depreciation	2,235,199	1,680,595	13,318,147	7,050,864
Amortization	873,476	913,061	3,503,631	4,433,035
Compensation to employees	5,242,229	15,133,141	14,462,043	52,147,116
Utilities and office expense	1,076,999	996,997	4,139,924	2,064,100
Employee benefits	10,331,649	1,140,917	12,713,521	2,759,607
Listing and regulatory fees	1,047,596	1,415,003	3,175,362	4,150,348
Repairs and maintenance	405,975	302,623	1,774,935	684,920
Lease	382,290	273,234	1,354,916	1,948,288
Executive expenses and directors’ fees	281,984	73,759	893,895	363,825
Other	2,056,213	1,285,370	6,753,294	3,361,268
Total	$47,477,377	$31,777,812	$138,615,121	$144,186,161

	Year ended September 30,
	2023	2022
Professional fees	$36,374,957	$46,224,690
Compensation to employees	94,140,300	13,714,669
Depreciation	9,786,011	966,940
Amortization	6,602,288	888,774
Lease	1,429,110	2,145,648
Settlements and penalties	36,196,538	1,134,707
Employee benefits	4,014,915	2,107,793
Utilities and office expense	4,620,425	511,899
Advertising and promotions	8,443,311	4,407,764
Taxes and licenses	442,279	(284,854)
Repairs and maintenance	1,128,266	392,679
Executive expenses and directors’ fees	699,133	482,455
Listing and regulatory fees	6,042,474	1,546,810
Outside labor	-	352,201
Other	5,926,125	746,081
Total	$215,846,132	$75,338,256